Investment Portfolioas of March 31, 2024 (Unaudited)
DWS Global Income Builder VIP
	Shares	Value ($)

Common Stocks 20.4%
Communication Services 1.9%
Diversified Telecommunication Services 0.2%
Koninklijke KPN NV	68,944	257,802
Entertainment 0.4%
Netflix, Inc.*	600	364,398
Nintendo Co., Ltd.	1,200	65,470
		429,868
Interactive Media & Services 1.0%
Alphabet, Inc. "A"*	1,900	286,767
Alphabet, Inc. "C"*	1,700	258,842
Meta Platforms, Inc. "A"	1,300	631,254
		1,176,863
Wireless Telecommunication Services 0.3%
SoftBank Corp. (a)	23,201	297,484
Consumer Discretionary 2.5%
Automobiles 1.5%
Ford Motor Co.	43,903	583,032
Stellantis NV	25,408	722,154
Toyota Motor Corp.	15,300	384,673
		1,689,859
Broadline Retail 0.6%
Amazon.com, Inc.*	3,700	667,406
Hotels, Restaurants & Leisure 0.0%
Aristocrat Leisure Ltd.	882	24,714
Household Durables 0.3%
D.R. Horton, Inc.	2,300	378,465
Textiles, Apparel & Luxury Goods 0.1%
Deckers Outdoor Corp.*	100	94,126
Consumer Staples 1.4%
Beverages 0.2%
Ambev SA (ADR)	48,601	120,530
Fomento Economico Mexicano SAB de CV (ADR)	500	65,135
		185,665
Consumer Staples Distribution & Retail 0.6%
Coles Group Ltd.	21,755	240,153
Loblaw Companies, Ltd.	1,300	144,055
Target Corp.	1,900	336,699
		720,907
Food Products 0.6%
Lamb Weston Holdings, Inc.	6,100	649,833

Energy 0.5%
Oil, Gas & Consumable Fuels 0.5%
ONEOK, Inc.	6,495	520,704
Pembina Pipeline Corp.	600	21,178
		541,882
Financials 3.7%
Banks 1.7%
Banco Bilbao Vizcaya Argentaria SA	1,089	12,971
Bank Leumi Le-Israel BM	4,725	39,284
CaixaBank SA (a)	17,033	82,564
DNB Bank ASA	1,551	30,755
Erste Group Bank AG	276	12,298
Fifth Third Bancorp.	33,481	1,245,828
ICICI Bank Ltd. (ADR)	700	18,487
KB Financial Group, Inc. (ADR) (a)	5,489	285,812
Oversea-Chinese Banking Corp., Ltd.	7,000	69,935
Swedbank AB "A"	4,672	92,663
		1,890,597
Capital Markets 0.1%
T. Rowe Price Group, Inc.	365	44,501
Consumer Finance 0.4%
American Express Co.	2,000	455,380
Financial Services 0.0%
Adyen NV 144A*	9	15,225
Insurance 1.5%
AXA SA	4,066	152,720
Fairfax Financial Holdings Ltd.	300	323,377
Manulife Financial Corp.	4,888	122,078
Progressive Corp.	3,100	641,142
Sompo Holdings, Inc.	1,800	37,574
Swiss Re AG	3,470	446,134
		1,723,025
Health Care 1.9%
Health Care Equipment & Supplies 0.0%
ResMed, Inc.	100	19,803
Pharmaceuticals 1.9%
GSK PLC	7,884	170,019
Merck & Co., Inc.	13,600	1,794,520
Novo Nordisk AS "B"	1,516	195,037
		2,159,576
Industrials 2.3%
Aerospace & Defense 1.2%
Northrop Grumman Corp.	2,600	1,244,516
Rolls-Royce Holdings PLC*	13,631	73,411
		1,317,927

Building Products 0.1%
Carlisle Companies, Inc.	200	78,370
Kingspan Group PLC	194	17,677
		96,047
Machinery 0.8%
Daimler Truck Holding AG	8,843	448,011
Kone Oyj "B"	1,115	51,894
Volvo AB "B"	15,340	415,745
		915,650
Professional Services 0.2%
Recruit Holdings Co., Ltd.	4,400	192,678
Transportation Infrastructure 0.0%
Aena SME SA 144A	103	20,274
Information Technology 4.5%
Communications Equipment 0.2%
Arista Networks, Inc.*	800	231,984
IT Services 0.3%
Infosys Ltd. (ADR)	19,500	349,635
Semiconductors & Semiconductor Equipment 3.0%
ASE Technology Holding Co., Ltd. (ADR)	37,955	417,126
Broadcom, Inc.	668	885,374
NVIDIA Corp.	1,200	1,084,272
QUALCOMM, Inc.	3,800	643,340
Tokyo Electron Ltd.	1,100	285,282
		3,315,394
Software 0.9%
Microsoft Corp.	2,300	967,656
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA (Registered)	907	81,221
Super Micro Computer, Inc.*	40	40,401
		121,622
Materials 1.2%
Construction Materials 0.3%
CRH PLC	4,094	352,819
Heidelberg Materials AG	396	43,556
		396,375
Metals & Mining 0.9%
ArcelorMittal SA	18,896	518,924
Nippon Steel Corp. (a)	8,400	201,371
Rio Tinto Ltd.	1,388	110,131
Rio Tinto PLC	2,671	169,133
		999,559
Real Estate 0.4%
Retail REITs 0.4%
Kimco Realty Corp.	24,000	470,640

Utilities 0.1%
Electric Utilities 0.1%
Constellation Energy Corp.	300	55,455
EDP - Energias de Portugal SA	2,886	11,240
Iberdrola SA	1,683	20,871
		87,566
Total Common Stocks (Cost $21,392,519)		22,905,988

Preferred Stocks 2.1%
Financials 1.3%
AGNC Investment Corp., Series C, 7.0%	14,427	362,551
Fifth Third Bancorp., Series I, 9.302%	10,000	252,600
KeyCorp., Series E, 6.125%	10,000	239,400
Morgan Stanley, Series K, 5.85%	10,000	249,900
Wells Fargo & Co., Series Y, 5.625%	15,000	372,900
		1,477,351
Real Estate 0.8%
Kimco Realty Corp., Series L, 5.125%	15,000	343,200
Prologis, Inc., Series Q, 8.54%	164	9,148
Simon Property Group, Inc., Series J, 8.375%	8,000	487,440
		839,788
Total Preferred Stocks (Cost $2,574,794)		2,317,139

Rights 0.0%
Health Care
Contra Abiomed, Inc.,* (b) (Cost $204)	200	204

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $30,283)	170	9,168

	Principal Amount ($) (c)	Value ($)

Corporate Bonds 22.4%
Communication Services 1.8%
AT&T, Inc.:
2.25%, 2/1/2032	80,000	65,017
3.65%, 6/1/2051	100,000	73,414
5.4%, 2/15/2034	50,000	50,656
CCO Holdings LLC, 144A, 5.125%, 5/1/2027	275,000	262,012
Charter Communications Operating LLC:
2.25%, 1/15/2029	120,000	102,088
3.5%, 3/1/2042	57,000	38,032
Comcast Corp., 5.5%, 5/15/2064	75,000	75,096
Discovery Communications LLC, 4.0%, 9/15/2055	40,000	27,375
Paramount Global:
4.6%, 1/15/2045	60,000	41,333
4.95%, 1/15/2031 (a)	250,000	222,639
Rogers Communications, Inc., 3.8%, 3/15/2032	102,000	91,667
Tencent Holdings Ltd., REG S, 2.39%, 6/3/2030	300,000	256,336

T-Mobile U.S.A., Inc.:
3.3%, 2/15/2051	125,000	87,404
3.6%, 11/15/2060	25,000	17,529
4.375%, 4/15/2040	60,000	53,438
5.15%, 4/15/2034	110,000	109,632
Verizon Communications, Inc.:
2.65%, 11/20/2040	40,000	28,186
3.7%, 3/22/2061	100,000	73,118
Warnermedia Holdings, Inc.:
4.279%, 3/15/2032	300,000	267,971
5.05%, 3/15/2042	50,000	42,975
5.141%, 3/15/2052	100,000	83,000
		2,068,918
Consumer Discretionary 0.8%
Ford Motor Credit Co. LLC:
2.9%, 2/16/2028	200,000	180,811
5.8%, 3/5/2027	200,000	200,740
General Motors Co., 5.6%, 10/15/2032 (a)	275,000	278,305
General Motors Financial Co., Inc.:
2.35%, 1/8/2031	80,000	66,058
6.1%, 1/7/2034	100,000	102,679
Lowe's Companies, Inc., 5.625%, 4/15/2053	50,000	50,501
		879,094
Consumer Staples 1.1%
Anheuser-Busch Companies LLC, 4.9%, 2/1/2046	86,000	81,727
Campbell Soup Co., 5.4%, 3/21/2034	170,000	171,276
Estee Lauder Companies, Inc., 5.0%, 2/14/2034	215,000	213,284
JBS U.S.A. Lux SA:
2.5%, 1/15/2027	260,000	239,663
144A, 6.75%, 3/15/2034	75,000	78,804
Philip Morris International, Inc.:
5.125%, 2/15/2030	150,000	149,998
5.625%, 11/17/2029	60,000	61,792
5.75%, 11/17/2032	50,000	51,621
The J M Smucker Co.:
6.5%, 11/15/2043	80,000	86,796
6.5%, 11/15/2053	50,000	55,524
		1,190,485
Energy 3.0%
BP Capital Markets PLC:
4.375%, Perpetual	42,000	41,164
6.45%, Perpetual	90,000	93,203
Cheniere Energy Partners LP, 4.0%, 3/1/2031	250,000	227,227
Cheniere Energy, Inc.:
4.625%, 10/15/2028	320,000	310,063
144A, 5.65%, 4/15/2034	100,000	100,714
CNX Resources Corp., 144A, 7.25%, 3/1/2032	120,000	121,971
Columbia Pipelines Holding Co. LLC, 144A, 5.681%, 1/15/2034	100,000	99,339
Columbia Pipelines Operating Co. LLC, 144A, 5.927%, 8/15/2030	80,000	82,078
Ecopetrol SA:
6.875%, 4/29/2030	300,000	292,910
8.375%, 1/19/2036	250,000	252,355

Energy Transfer LP:
5.0%, 5/15/2050	208,000	182,493
5.95%, 5/15/2054	20,000	19,959
144A, 7.375%, 2/1/2031	85,000	88,912
EnLink Midstream LLC, 144A, 6.5%, 9/1/2030	280,000	288,071
EQT Corp., 5.75%, 2/1/2034	210,000	209,307
Occidental Petroleum Corp., 8.875%, 7/15/2030	300,000	348,504
Plains All American Pipeline LP, 3.8%, 9/15/2030	50,000	45,816
Targa Resources Corp., 6.5%, 2/15/2053	80,000	85,726
Targa Resources Partners LP, 5.0%, 1/15/2028	200,000	197,145
TransCanada PipeLines Ltd., 2.5%, 10/12/2031	90,000	74,874
Williams Companies, Inc.:
4.65%, 8/15/2032	120,000	115,646
5.65%, 3/15/2033	90,000	92,338
		3,369,815
Financials 7.5%
AerCap Ireland Capital DAC:
1.75%, 1/30/2026	150,000	140,056
3.4%, 10/29/2033	150,000	126,354
Air Lease Corp., Series C, 4.125%, Perpetual	150,000	129,956
Aircastle Ltd.:
Series A, 144A, 5.25%, Perpetual	130,000	123,828
144A, 6.5%, 7/18/2028	90,000	91,805
Ally Financial, Inc., Series B, 4.7%, Perpetual	500,000	428,668
Banco Santander SA, 5.538%, 3/14/2030	200,000	199,980
Bank of America Corp.:
2.972%, 2/4/2033	200,000	170,088
Series RR, 4.375%, Perpetual	530,000	496,845
Bank of New York Mellon Corp., Series I, 3.75%, Perpetual	345,000	316,227
Blackstone Private Credit Fund, 144A, 6.25%, 1/25/2031	50,000	50,209
BNP Paribas SA, 144A, 8.5%, Perpetual	280,000	292,671
Capital One Financial Corp.:
Series M, 3.95%, Perpetual	350,000	310,896
6.051%, 2/1/2035	70,000	71,268
7.149%, 10/29/2027	150,000	156,107
Charles Schwab Corp.:
Series I, 4.0%, Perpetual	220,000	205,826
5.853%, 5/19/2034	150,000	153,607
Citigroup, Inc.:
3.057%, 1/25/2033	70,000	59,511
Series Y, 4.15%, Perpetual	300,000	276,340
Corebridge Financial, Inc., 5.75%, 1/15/2034	130,000	132,624
HSBC Holdings PLC:
5.546%, 3/4/2030	400,000	402,390
7.39%, 11/3/2028	200,000	212,783
Huntington Bancshares, Inc., 6.208%, 8/21/2029	150,000	153,527
ING Groep NV, 5.55%, 3/19/2035	225,000	223,278
JPMorgan Chase & Co., 6.875%, Perpetual	350,000	362,170
KKR Group Finance Co., XII LLC, 144A, 4.85%, 5/17/2032	130,000	125,637
Morgan Stanley, 5.466%, 1/18/2035	140,000	141,251
PNC Financial Services Group, Inc.:
Series T, 3.4%, Perpetual	320,000	279,693
5.676%, 1/22/2035	130,000	131,184
Series W, 6.25%, Perpetual	230,000	222,910
Societe Generale SA:
144A, 5.375%, Perpetual	250,000	210,653
144A, 6.221%, 6/15/2033	225,000	225,438

State Street Corp., Series I, 6.7%, Perpetual	110,000	111,619
Synchrony Bank, 5.625%, 8/23/2027	250,000	245,312
The Goldman Sachs Group, Inc.:
2.615%, 4/22/2032	165,000	138,477
Series T, 3.8%, Perpetual	170,000	158,343
Series W, 7.5%, Perpetual	225,000	238,914
Truist Financial Corp.:
Series N, 4.8%, Perpetual	300,000	290,374
5.711%, 1/24/2035	90,000	90,389
U.S. Bancorp, 5.678%, 1/23/2035	180,000	181,751
UBS Group AG, 144A, 4.375%, Perpetual	200,000	164,464
Westpac Banking Corp., 5.0%, Perpetual	200,000	187,156
		8,430,579
Health Care 1.5%
Amgen, Inc.:
5.25%, 3/2/2033	80,000	80,673
5.65%, 3/2/2053	80,000	81,516
Bayer U.S. Finance LLC, 144A, 6.125%, 11/21/2026	200,000	201,653
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	300,000	273,793
CVS Health Corp., 5.05%, 3/25/2048	175,000	158,931
HCA, Inc., 5.5%, 6/15/2047	55,000	52,285
Humana, Inc., 5.875%, 3/1/2033	40,000	41,278
Quest Diagnostics, Inc., 6.4%, 11/30/2033	90,000	97,235
Solventum Corp., 144A, 5.6%, 3/23/2034	220,000	220,719
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/2026	463,000	432,855
		1,640,938
Industrials 1.8%
AGCO Corp., 5.8%, 3/21/2034	110,000	111,373
American Airlines, Inc., 144A, 5.5%, 4/20/2026	78,750	78,214
Block, Inc., 2.75%, 6/1/2026	30,000	28,214
Boeing Co., 5.805%, 5/1/2050	115,000	108,805
Carrier Global Corp.:
5.9%, 3/15/2034	60,000	63,060
6.2%, 3/15/2054	20,000	22,022
Delta Air Lines, Inc.:
3.75%, 10/28/2029	135,000	124,187
144A, 7.0%, 5/1/2025	420,000	425,511
Howmet Aerospace, Inc., 5.95%, 2/1/2037	275,000	284,606
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	391,300	393,458
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	33,000	32,940
RTX Corp., 6.1%, 3/15/2034	135,000	144,286
TransDigm, Inc., 144A, 6.375%, 3/1/2029	130,000	130,405
United Rentals North America, Inc., 144A, 6.0%, 12/15/2029	110,000	110,729
		2,057,810
Information Technology 0.8%
Broadcom, Inc., 144A, 2.6%, 2/15/2033	70,000	56,851
Global Payments, Inc., 5.95%, 8/15/2052	30,000	29,929
Hewlett Packard Enterprise Co., 5.9%, 10/1/2024	280,000	280,419
Micron Technology, Inc., 6.75%, 11/1/2029	210,000	225,406
Open Text Corp., 144A, 3.875%, 2/15/2028	175,000	162,064

Oracle Corp.:
3.65%, 3/25/2041		118,000	92,653
5.55%, 2/6/2053		50,000	48,912
6.9%, 11/9/2052		52,000	59,834
			956,068
Materials 1.0%
Celanese U.S. Holdings LLC:
6.165%, 7/15/2027		100,000	101,851
6.35%, 11/15/2028		50,000	51,798
Corp. Nacional del Cobre de Chile, 144A, 5.95%, 1/8/2034		200,000	199,681
Dow Chemical Co.:
5.15%, 2/15/2034		160,000	159,431
5.6%, 2/15/2054		160,000	159,369
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025		256,000	252,564
Olin Corp., 5.0%, 2/1/2030		200,000	189,800
			1,114,494
Real Estate 0.1%
Kimco Realty OP LLC, 6.4%, 3/1/2034		70,000	74,937
Utilities 3.0%
CMS Energy Corp., 3.75%, 12/1/2050		400,000	327,693
Constellation Energy Generation LLC, 5.75%, 3/15/2054		120,000	120,201
Duke Energy Corp., 3.25%, 1/15/2082		250,000	222,159
Entergy Louisiana LLC, 5.7%, 3/15/2054		150,000	152,557
Eskom Holdings SOC Ltd., REG S, 6.35%, 8/10/2028		200,000	191,210
Eversource Energy, 5.5%, 1/1/2034		220,000	220,024
Jersey Central Power & Light Co., 144A, 2.75%, 3/1/2032		85,000	70,627
Nevada Power Co., 6.0%, 3/15/2054		90,000	94,970
NextEra Energy Operating Partners LP, 144A, 3.875%, 10/15/2026		190,000	177,197
NRG Energy, Inc., 144A, 2.45%, 12/2/2027		250,000	224,716
Ohio Edison Co., 144A, 5.5%, 1/15/2033		67,000	66,846
Pacific Gas and Electric Co.:
3.3%, 8/1/2040		70,000	51,249
5.45%, 6/15/2027		90,000	90,259
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 144A, 2.875%, 10/25/2025	EUR	260,000	275,007
Sempra:
4.125%, 4/1/2052		310,000	285,989
5.5%, 8/1/2033		68,000	68,182
Sierra Pacific Power Co., 144A, 5.9%, 3/15/2054		50,000	51,737
Southern Co.:
Series 21-A, 3.75%, 9/15/2051		215,000	200,982
5.2%, 6/15/2033		80,000	79,938
Vistra Operations Co. LLC, 144A, 6.95%, 10/15/2033		200,000	213,472
Xcel Energy, Inc., 4.6%, 6/1/2032		140,000	131,650
			3,316,665
Total Corporate Bonds (Cost $25,997,908)			25,099,803

Asset-Backed 6.0%
Automobile Receivables 0.8%
CPS Auto Receivables Trust, “C”, Series 2023-C, 144A, 6.27%, 10/15/2029		100,000	100,713
Foursight Capital Automobile Receivables Trust, “C”, Series 2023-2, 144A, 6.21%, 4/16/2029		250,000	252,556
Hertz Vehicle Financing III LLC, “C”, Series 2023-1A, 144A, 6.91%, 6/25/2027		340,000	343,357

JPMorgan Chase Bank NA, “E”, Series 2021-1, 144A, 2.365%, 9/25/2028	34,778	34,481
Santander Drive Auto Receivables Trust, “C”, Series 2023-3, 5.77%, 11/15/2030	100,000	100,749
		831,856
Credit Card Receivables 0.1%
Brex Commercial Charge Card Master Trust, “A1”, Series 2024-1, 144A, 6.05%, 7/15/2027	100,000	99,924
Miscellaneous 5.1%
AGL Core CLO 8 Ltd., “AR”, Series 2020-8A, 144A, 90-day average SOFR + 1.352%, 6.669% (d), 10/20/2032	250,000	250,086
Apidos CLO XXIV Ltd., “A1AL”, Series 2016-24A, 144A, 90-day average SOFR + 1.212%, 6.529% (d), 10/20/2030	398,822	399,135
ARES XLI CLO Ltd., “BR”, Series 2016-41A, 144A, 90-day average SOFR + 1.712%, 7.026% (d), 4/15/2034	500,000	497,918
BlueMountain CLO XXXIV Ltd., “B1”, Series 2022-34A, 144A, 90-day average SOFR + 2.05%, 7.368% (d), 4/20/2035	250,000	250,018
CF Hippolyta Issuer LLC, “B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061	520,231	457,754
DB Master Finance LLC, “A23”, Series 2021-1A, 144A, 2.791%, 11/20/2051	1,099,687	919,748
Domino's Pizza Master Issuer LLC, “A23”, Series 2017-1A, 144A, 4.118%, 7/25/2047	319,600	305,915
Frontier Issuer LLC, “A2”, Series 2023-1, 144A, 6.6%, 8/20/2053	250,000	252,491
HINNT LLC, “B”, Series 2024-A, 144A, 5.84%, 3/15/2043	100,000	100,375
Madison Park Funding XXXVIII Ltd., “C”, Series 2021-38A, 144A, 90-day average SOFR + 2.162%, 7.478% (d), 7/17/2034	250,000	248,131
Morgan Stanley Eaton Vance CLO Ltd., “A”, Series 2021-1A, 144A, 90-day average SOFR + 1.422%, 6.737% (d), 10/20/2034	500,000	500,131
Mosaic Solar Loan Trust, “B”, Series 2023-1A, 144A, 6.92%, 6/20/2053	307,525	312,765
Rad CLO 23 Ltd., “A1”, Series 2024-23A, 144A, 90-day average SOFR + 1.6%, 6.885% (d), 4/20/2037	500,000	501,827
Voya CLO Ltd., “B”, Series 2021-1A, 144A, 90-day average SOFR + 1.912%, 7.226% (d), 7/15/2034	400,000	399,629
Wendy's Funding LLC, “A2II”, Series 2021-1A, 144A, 2.775%, 6/15/2051	410,394	344,709
		5,740,632
Total Asset-Backed (Cost $6,960,896)		6,672,412

Mortgage-Backed Securities Pass-Throughs 7.9%
Federal Home Loan Mortgage Corp., 6.0%, 3/1/2038	871	910
Federal National Mortgage Association:
2.0%, 4/1/2054 (e)	1,300,000	1,029,326
2.5%, 4/1/2054 (e)	900,000	744,379
4.5%, with various maturities from 9/1/2035 - 4/1/2054 (e)	1,002,561	954,834
5.0%, 4/1/2054 (e)	3,000,000	2,927,421
5.5%, 4/1/2054 (e)	2,200,000	2,188,697
Government National Mortgage Association, 6.0%, 4/1/2054 (e)	1,000,000	1,008,600
Total Mortgage-Backed Securities Pass-Throughs (Cost $8,891,633)		8,854,167

Commercial Mortgage-Backed Securities 2.4%
20 Times Square Trust, “C”, Series 2018-20TS, 144A, 3.1% (d), 5/15/2035	200,000	171,307
2023-MIC Trust, “B”, Series 2023-MIC, 144A, 9.532%, 12/5/2038	600,000	647,623
Benchmark Mortgage Trust, “A4”, Series 2020-IG3, 144A, 2.437%, 9/15/2048	100,000	81,103
BX Trust, “D”, Series 2019-OC11, 144A, 3.944%, 12/9/2041	150,000	132,183
BXP Trust, “B”, Series 2021-601L, 144A, 2.775% (d), 1/15/2044	250,000	189,981
Citigroup Commercial Mortgage Trust:
“A”, Series 2013-375P, 144A, 3.251%, 5/10/2035	141,926	136,609
“F”, Series 2021-PRM2, 144A, 30-day average SOFR + 3.864%, 9.19% (d), 10/15/2038	275,000	268,676
Cold Storage Trust, “D”, Series 2020-ICE5, 144A, 30-day average SOFR + 2.214%, 7.532% (d), 11/15/2037	245,748	245,287

Freddie Mac Multifamily Structured Credit Risk, “M2”, Series 2021-MN1, 144A, 30- day average SOFR + 3.75%, 9.07% (d), 1/25/2051	194,000	189,685
JPMorgan Chase Commercial Mortgage Securities Trust:
“A”, Series 2021-1MEM, 144A, 2.516%, 10/9/2042	250,000	196,011
“A”, Series 2019-OSB, 144A, 3.397%, 6/5/2039	250,000	225,115
Switch ABS Issuer LLC, “A2”, Series 2024-1A, 144A, 6.28%, 3/25/2054	200,000	197,739
Total Commercial Mortgage-Backed Securities (Cost $2,599,621)		2,681,319

Collateralized Mortgage Obligations 3.9%
Federal National Mortgage Association:
“I”, Series 2003-84, Interest Only, 6.0%, 9/25/2033	38,914	6,253
“FG”, Series 2023-53, 30-day average SOFR + 1.9%, 7.0% (d), 11/25/2053	3,632,885	3,722,478
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M1B”, Series 2022-DNA2, 144A, 30-day average SOFR + 2.4%, 7.72% (d), 2/25/2042	155,000	157,803
“M2”, Series 2019-DNA2, 144A, 30-day average SOFR + 2.564%, 7.885% (d), 3/25/2049	189,661	190,727
JPMorgan Mortgage Trust, “AM”, Series 2016-3, 144A, 3.242% (d), 10/25/2046	108,658	97,733
Western Mortgage Reference Notes, “M1”, Series 2021-CL2, 144A, 30-day average SOFR + 3.15%, 8.47% (d), 7/25/2059	238,527	246,815
Total Collateralized Mortgage Obligations (Cost $4,322,363)		4,421,809

Government & Agency Obligations 33.3%
Sovereign Bonds 0.4%
Brazilian Government International Bond, 3.875%, 6/12/2030	200,000	180,323
Indonesia Government International Bond, 3.85%, 10/15/2030	300,000	279,771
		460,094
U.S. Treasury Obligations 32.9%
U.S. Treasury Bills:
5.121% (f), 9/5/2024 (g)	3,000,000	2,933,026
5.185% (f), 4/30/2024 (g)	3,500,000	3,485,175
U.S. Treasury Bonds, 3.625%, 2/15/2053	85,600	75,168
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.125%, 5.425% (d), 7/31/2025	8,016,700	8,013,132
3-month U.S. Treasury Bill Money Market Yield + 0.245%, 5.545% (d), 1/31/2026	1,900,000	1,901,976
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/2026	4,587,657	4,393,618
U.S. Treasury Notes:
2.75%, 5/31/2029	691,300	643,935
4.25%, 1/31/2026	15,246,300	15,125,997
4.625%, 9/30/2028	286,400	290,528
		36,862,555
Total Government & Agency Obligations (Cost $37,515,491)		37,322,649

	Shares	Value ($)

Exchange-Traded Funds 2.8%
SPDR Bloomberg Emerging Markets Local Bond ETF (a) (Cost $3,165,469)	152,627	3,128,854

Securities Lending Collateral 1.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (h) (i) (Cost $1,790,291)	1,790,291	1,790,291

Cash Equivalents 5.6%
DWS Central Cash Management Government Fund, 5.36% (h) (Cost $6,334,049)	6,334,049	6,334,049

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $121,575,521)	108.4	121,537,852
Other Assets and Liabilities, Net	(8.4)	(9,437,119)
Net Assets	100.0	112,100,733
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2024	Value ($) at 3/31/2024
Securities Lending Collateral 1.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (h) (i)
1,074,287	716,004 (j)	—	—	—	7,980	—	1,790,291	1,790,291
Cash Equivalents 5.6%
DWS Central Cash Management Government Fund, 5.36% (h)
9,281,154	62,543,954	65,491,059	—	—	99,598	—	6,334,049	6,334,049
10,355,441	63,259,958	65,491,059	—	—	107,578	—	8,124,340	8,124,340

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2024 amounted to $1,725,614, which is 1.5% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)
Variable or floating rate security. These securities are shown at their current rate as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(e)	When-issued or delayed delivery securities included.
(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At March 31, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

MSCI: Morgan Stanley Capital International
Perpetual: Callable security with no stated maturity date.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SOC: State Owned Company
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At March 31, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
5 Year U.S. Treasury Note	USD	6/28/2024	12	1,284,592	1,284,187	(405)
Euro-Schatz	EUR	6/6/2024	19	2,171,899	2,166,654	(5,245)
MSCI Emerging Market Index	USD	6/21/2024	126	6,672,018	6,608,700	(63,318)
MSCIWorld Index	USD	6/21/2024	352	37,947,420	38,389,120	441,700
TOPIX Index	JPY	6/13/2024	3	533,055	548,950	15,895
Ultra Long U.S. Treasury Bond	USD	6/18/2024	19	2,426,709	2,451,000	24,291
Total net unrealized appreciation						412,918
At March 31, 2024, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 E-Mini Index	USD	6/21/2024	2	518,619	530,850	(12,231)

At March 31, 2024, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
CHF	219,000	USD	250,079	6/13/2024	5,327	State Street Bank and Trust
CAD	678,000	USD	501,708	6/13/2024	657	Morgan Stanley
SEK	2,410,000	USD	233,924	6/13/2024	8,114	Barclays Bank PLC
EUR	2,874,000	USD	3,138,596	6/13/2024	29,133	Australia and New Zealand Banking Group Ltd.
GBP	528,000	USD	673,266	6/13/2024	6,596	State Street Bank and Trust
JPY	54,340,000	USD	363,160	6/13/2024	206	State Street Bank and Trust
Total unrealized appreciation					50,033

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	931,055	JPY	135,000,000	6/13/2024	(29,348)	Australia and New Zealand Banking Group Ltd.
CNY	2,793,226	USD	392,965	9/19/2024	(233)	State Street Bank and Trust
Total unrealized depreciation					(29,581)
Currency Abbreviation(s)

CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)
Communication Services	$2,162,017	$—	$—	$2,162,017
Consumer Discretionary	2,854,570	—	—	2,854,570
Consumer Staples	1,556,405	—	—	1,556,405
Energy	541,882	—	—	541,882
Financials	4,128,728	—	—	4,128,728
Health Care	1,984,342	195,037	—	2,179,379
Industrials	2,542,576	—	—	2,542,576
Information Technology	4,986,291	—	—	4,986,291
Materials	1,395,934	—	—	1,395,934
Real Estate	470,640	—	—	470,640
Utilities	87,566	—	—	87,566
Preferred Stocks (a)	2,317,139	—	—	2,317,139
Rights	—	—	204	204
Warrants	—	—	9,168	9,168
Corporate Bonds (a)	—	25,099,803	—	25,099,803
Asset-Backed (a)	—	6,672,412	—	6,672,412
Mortgage-Backed Securities Pass-Throughs	—	8,854,167	—	8,854,167
Commercial Mortgage-Backed Securities	—	2,681,319	—	2,681,319
Collateralized Mortgage Obligations	—	4,421,809	—	4,421,809
Government & Agency Obligations (a)	—	37,322,649	—	37,322,649
Exchange-Traded Funds	3,128,854	—	—	3,128,854
Short-Term Investments	8,124,340	—	—	8,124,340
Derivatives (b)
Futures Contracts	481,886	—	—	481,886
Forward Foreign Currency Contracts	—	50,033	—	50,033
Total	$36,763,170	$85,297,229	$9,372	$122,069,771

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(81,199)	$—	$—	$(81,199)
Forward Foreign Currency Contracts	—	(29,581)	—	(29,581)
Total	$(81,199)	$(29,581)	$—	$(110,780)

(a)	See Investment Portfolio for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2024 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Futures Contracts
Equity Contracts	$—	$382,046
Interest Rate Contracts	$—	$18,641
Foreign Exchange Contracts	$20,452	$—
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2GIB-PH1
R-080548-2 (1/25)